UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-10399

SCOTTISH WIDOWS INVESTMENT PARTNERSHIP TRUST

(Exact name of registrant as specified in charter)
Two Avenue de Lafayette, 6th Floor
Boston, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Scottish Widows Investment Partnership Ltd. Edinburgh One, Morrison Street, Edinburgh EH3 8BE Scotland	Geoffrey R. T. Kenyon, Esq. Goodwin Procter LLP Exchange Place Boston, MA 02109
Registrant’s telephone number, including area code: (617) 662-3968
Date of fiscal year end: September 30
Date of reporting period: June 30, 2007

Item 1.    Schedule of Investments
SCOTTISH WIDOWS INVESTMENT PARTNERSHIP TRUST
GLOBAL EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

NUMBER		MARKET
OF SHARES		VALUE
COMMON STOCKS - 82.2%
BRAZIL - 17.3%
100	Companhia Siderurgica Nacional S.A.	$5,174
400	Companhia Vale do Rio Doce (ADR)	15,080
305	Gafisa S.A.	4,775
210	Petroleo Brasileiro S.A. (ADR)	22,403
67	Unibanco — Uniao de Bancos Brasileiros S.A. (GDR)	7,562

		54,994

HONG KONG - 8.6%
10,100	China LotSynergy Holdings, Ltd.(a)	4,586
800	China Mobile, Ltd.	8,604
2,718	China Resources Power Holdings Co.	6,389
7,000	CNOOC, Ltd.	7,932

		27,511

HUNGARY - 4.6%
191	OTP Bank Nyrt.	11,093
18	Richter Gedeon Nyrt. (GDR)	3,645

		14,738

MEXICO - 2.6%
1,030	Corporacion GEO S.A. de C.V., Series B(a)	5,658
100	Grupo Televisa S.A. de C.V. (ADR)	2,761

		8,419

NETHERLANDS - 0.7%
31	Zentiva NV(a)	2,061

PEOPLE’S REPUBLIC OF CHINA - 3.7%
1,640	Ping An Insurance Co. of China, Ltd.	11,620

RUSSIA - 15.1%
328	Gazprom (ADR)	13,743
161	LUKOIL (ADR)	12,268
24	MMC Norilsk Nickel (ADR)	5,328
110	Mobile TeleSystems (ADR)	6,663
58	OAO Gazprom (ADR)	2,430
88	Polyus Gold (ADR)(a)	3,698
1	Sberbank	3,890

		48,020

SINGAPORE - 1.0%
3,000	Petra Foods, Ltd.	3,097

SOUTH AFRICA - 11.7%
2,800	African Bank Investments, Ltd.	11,846
4,582	FirstRand, Ltd.	14,652
208	Impala Platinum Holdings, Ltd.	6,357
112	Sasol	4,215

		37,070

SOUTH KOREA - 7.6%
100	Kookmin Bank (ADR)	8,772
50	Samsung Electronics Co., Ltd. (GDR)(b)	15,475

		24,247

TAIWAN - 9.3%
200	AU Optronics Corp. (ADR)	3,440
161	Cathay Financial Holding Co., Ltd. (GDR)	3,845
607	Hon Hai Precision Industry Co., Ltd. (GDR)	10,865
703	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	7,830
2,000	Wistron Corp.	3,736

		29,716

Total Common Stocks (Cost $213,972)		261,493

PREFERRED STOCKS - 6.3%
BRAZIL - 4.2%
300	Banco Itau Holding Financeira S.A.	13,375

RUSSIA - 2.1%
4	Transneft	6,656

Total Preferred Stocks (Cost $18,402)		20,031

WARRANTS - 9.1%
INDIA - 9.1%
157	Bharti Airtel, Ltd. (expires 3/17/11)(a)	3,233
206	Housing Development Finance Corp., Ltd. (expires 1/18/11)(a)	10,303
298	Satyam Computer Services, Ltd. (expires 3/12/10)(a), (b)	3,418
241	Tata Consultancy Services, Ltd. (expires 8/24/09)(a)	6,824
326	Tata Motors, Ltd. (expires 1/8/09)(a)	5,359

		29,137

Total Warrants (Cost $26,054)		29,137

Total Investments - 97.6%(c) (Cost $258,428)		$310,661
Other Assets, Less Liabilities — (2.4)%		(7,592)

Total Net Assets - 100.0%		$318,253

See Notes to Financial Statements.

SCOTTISH WIDOWS INVESTMENT PARTNERSHIP TRUST
GLOBAL EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
(a)	Non-income producing security.

(b)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At June 30, 2007, the aggregate market value of these securities amounted to $18,893 or 5.9% of net assets. The Advisor has deemed these securities to be liquid.

(c)	For federal income tax purposes
the aggregate cost was $258,428
aggregate gross unrealized appreciation was $57,642
aggregate gross unrealized depreciation was $(5,409)
and the net unrealized appreciation $52,233

ADR American Depositary Receipt

GDR Global Depositary Receipt

Item 2.    Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3.    Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SCOTTISH WIDOW INVESTMENT PARTNERSHIP TRUST
By:	/s/ John Brett
John Brett
President (principal executive officer)
Date: August 9, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John Brett
John Brett
President (principal executive officer)
Date: August 9, 2007

By:	/s/ Arun Sarwal
Arun Sarwal
Treasurer (principal financial and accounting officer)
Date: August 9, 2007